CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Income before Taxes from Continuing Operations	$ 43,377,652	$ 50,178,167	$ 7,067,054
Adjustment to Obtain the Operating Activities Flows:
Loan and other Receivables Loss Provisions	34,679,749	30,227,668	34,136,247
Depreciation and Impairment of Assets	8,284,286	6,894,944	3,459,704
Loss on Net Monetary Position	36,963,213	41,928,902	37,830,439
Other Operations	33,809,461	45,546,783	(15,845,824)
Net Increases/(Decreases) from Operating Assets:
Debt securities measured at fair value through profit or loss	(16,816,890)	1,906,801	25,022,547
Derivative Financial Instruments	1,005,783	568,821	(2,115,155)
Repo Transactions	(45,899)	(4,166,505)	627,969
Other Financial Assets	762,783	2,738,061	3,292,293
Net Loans and Other Financing
- Non-financial Public Sector	11,292	17,889	(6,796)
- Other Financial Institutions	(2,768,659)	(1,073,296)	7,583,249
- Non-financial Private Sector and Residents Abroad	(70,129,963)	72,480,365	(28,997,919)
Other Debt Securities	2,823,060	4,314,789	(21,448,808)
Financial Assets Pledged as Collateral	(2,992,408)	6,929,858	(3,080,071)
Investments in Equity Instruments	309,477	(5,863,167)	(102,894)
Other Non-financial Assets	871,701	(2,209,541)	(2,364,329)
Non-current Assets Held for Sale	23,778	1,220,250	21,470,750
Deposits
- Non-financial Public Sector	18,905,690	(15,314,927)	14,347,100
- Financial Sector	1,333,223	(876,675)	1,134,515
- Non-financial Private Sector and Residents Abroad	120,123,123	(201,920,439)	117,986,898
Liabilities at fair value through profit or loss	(1,936,133)	(2,555,401)	4,491,534
Derivative Financial Instruments	(1,142,083)	(2,645,130)	2,072,205
Other Financial Liabilities	1,297,568	(40,408,460)	16,511,834
Provisions	36,561	704,443	1,156,177
Other Non-financial Liabilities	44,060	(1,096,350)	(20,447,222)
Income Tax Collections/Payments	(25,076,419)	(13,753,851)	(15,540,835)
NET CASH (USED IN)/GENERATED BY OPERATING ACTIVITIES (A)	183,754,006	(26,226,001)	188,240,662
Payments:
Purchase of PP&E, Intangible Assets and Other Assets	(7,123,954)	(10,751,158)	(7,723,624)
Interests in Associates and other companies	(102,290)
Collections:
Sale of PP&E, Intangible Assets and Other Assets	264,603	3,648,203	212,957
Dividends Earned	179,298
NET CASH USED IN INVESTMENT ACTIVITIES (B)	(6,782,343)	(7,102,955)	(7,510,667)
Payments:
Unsubordinated Debt Securities	(27,839,122)	(20,826,089)	(2,851,195)
Subordinated Debt Securities			0
Loans from Local Financial Institutions	(35,157,119)	(70,418,814)	(25,579,255)
Dividends	(2,036,403)	(3,622,432)	(3,588,846)
Leases payment	(1,333,090)	(1,361,874)
Collections:
Unsubordinated Debt Securities	11,728,016	7,726,304	23,558,089
Loans from Local Financial Institutions	19,531,578	63,225,074	24,870,537
Capital increase		179,986
NET CASH (USED IN)/GENERATED BY FINANCING ACTIVITIES (C)	(35,106,140)	(25,097,845)	16,409,330
EXCHANGE INCOME ON CASH AND CASH EQUIVALENTS (D)	32,805,838	69,534,981	94,158,129
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS (A+B+C+D+E)	174,671,361	11,108,180	291,297,454
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS	(111,859,585)	(168,132,627)	(94,622,803)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	316,008,097	473,032,544	276,357,893
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 378,819,873	$ 316,008,097	$ 473,032,544